Combined Statements of Unitholders' Equity - CAD ($) shares in Thousands, $ in Thousands	Total	Stapled Units	Contributed surplus	Retained earnings	Accumulated other comprehensive income	Stapled Unitholders' Equity	Non-controlling interests
Equity at beginning of period at Dec. 31, 2018	$ 2,496,985	$ 2,063,778	$ 95,787	$ 124,501	$ 211,452	$ 2,495,518	$ 1,467
Balance at beginning of period (in units) at Dec. 31, 2018		45,685
Net income	382,275			382,079		382,079	196
Other comprehensive (loss) income	(95,345)				(95,262)	(95,262)	(83)
Stapled unit offering, net of issuance costs	502,003	$ 502,003				502,003
Stapled unit offering, net of issuance costs (note 12(d))		8,349
Distributions (note 11)	(139,481)			(139,331)		(139,331)	(150)
Contributions from non-controlling interests	537						537
Special distribution paid in units and immediately consolidated		$ 41,128	(41,128)
Units issued under the stapled unit plan (note 12(b))	1,207	$ 1,207				1,207
Units issued under the stapled unit plan, Unit (note 12(b))		20
Units repurchased for cancellation	(71)	$ (66)	(5)			(71)
Units repurchased for cancellation (in units)		(2)
Equity at end of period at Dec. 31, 2019	3,148,110	$ 2,608,050	54,654	367,249	116,190	3,146,143	1,967
Balance at end of period (in units) at Dec. 31, 2019		54,052
Net income	429,927			429,804		429,804	123
Other comprehensive (loss) income	(20,254)				(20,290)	(20,290)	36
Stapled unit offering, net of issuance costs	552,857	$ 552,857				552,857
Stapled unit offering, net of issuance costs (note 12(d))		8,096
Distributions (note 11)	(165,574)			(165,404)		(165,404)	(170)
Contributions from non-controlling interests	179						179
Units issued under the stapled unit plan (note 12(b))	1,977	$ 1,977				1,977
Units issued under the stapled unit plan, Unit (note 12(b))		31
Units repurchased for cancellation	(25,018)	$ (23,690)	(1,328)			(25,018)
Units repurchased for cancellation (in units)		(491)
Equity at end of period at Dec. 31, 2020	$ 3,922,204	$ 3,139,194	$ 53,326	$ 631,649	$ 95,900	$ 3,920,069	$ 2,135
Balance at end of period (in units) at Dec. 31, 2020		61,688